TRADE AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
TRADE AND OTHER PAYABLES

12. TRADE AND OTHER PAYABLES

	Year ended March 31,
	$2025	2024
Group
Trade payables	7,899,986	6,128,132
Other payables	88,999	103,830
Accruals	186,993	504,657
Bonus accrual	191,588	325,518
	8,367,566	7,062,137